Note 10 - Goodwill	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Goodwill Disclosure [Text Block]
10.	Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2022	$259,804	$626,282	$886,086
Goodwill acquired during the year	59,456	230,290	289,746
Other items	555	2,722	3,277
Foreign exchange	503	213	716
Balance, December 31, 2023	320,318	859,507	1,179,825
Goodwill acquired during the year	20,839	182,145	202,984
Other items	(1,603)	16,528	14,925
Foreign exchange	(1,687)	(664)	(2,351)
Balance, December 31, 2024	$337,867	$1,057,516	$1,395,383

Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. Based on the quantitative assessment in 2024, the Company has concluded that goodwill is not impaired. There were no triggering events since the impairment test in August.